SHORT-TERM DEBT (Details)	9 Months Ended
	Sep. 30, 2015 USD ($) item	Sep. 30, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Short-term borrowings
Total	$ 915,630,000	¥ 5,819,378,028		¥ 3,560,488,641
Restricted cash	169,353,890	1,076,345,583		836,394,951
Short-term Investments	1,137,834,875	7,231,623,333		6,438,854,587
2017 Convertible Senior Notes
Short-term borrowings
Long-term debt, current maturities	$ 65,000,000	411,525,100		428,427,630
Pledged borrowings by bank deposits
Short-term borrowings
Short- term borrowings | $			$ 266,300,000
Loan facility
Short-term borrowings
Short- term borrowings | ¥		5,407,852,928		¥ 3,132,061,011
Borrowing with an interest rate of 1.5%
Short-term borrowings
Number of borrowings	6
Short- term borrowings	$ 266,300,000	1,700,000,000
Restricted cash | ¥		120,000,000
Short-term Investments | ¥		¥ 1,200,000,000
Number of subsidiaries	1
Interest rate (as a percent)	1.50%	1.50%
Borrowing with an interest rate of 1.3% to 2.3%
Short-term borrowings
Number of borrowings	3
Short- term borrowings	$ 197,900,000	¥ 1,300,000,000
Restricted cash | $	380,000,000
Short-term Investments | $	$ 2,100,000,000
Number of subsidiaries	1
Borrowing with an interest rate of 2.0%
Short-term borrowings
Number of borrowings	1
Short- term borrowings	$ 58,800,000	373,700,000
Short-term Investments | ¥		¥ 75,000,000
Number of subsidiaries	1
Interest rate (as a percent)	2.00%	2.00%
Borrowing with an interest rate of 1.6%
Short-term borrowings
Number of borrowings	3
Short- term borrowings	$ 157,100,000	¥ 998,500,000
Short-term Investments | ¥		¥ 442,000,000
Number of subsidiaries	1
Interest rate (as a percent)	1.60%	1.60%
Borrowing with an interest rate of 1.9% to 2.0%
Short-term borrowings
Number of borrowings	3
Short- term borrowings	$ 125,000,000	¥ 794,500,000
Restricted cash | ¥		¥ 57,700,000
Number of subsidiaries	1
Minimum | Borrowing with an interest rate of 1.3% to 2.3%
Short-term borrowings
Interest rate (as a percent)	1.30%	1.30%
Minimum | Borrowing with an interest rate of 1.9% to 2.0%
Short-term borrowings
Interest rate (as a percent)	1.90%	1.90%
Maximum | Borrowing with an interest rate of 1.3% to 2.3%
Short-term borrowings
Interest rate (as a percent)	2.30%	2.30%
Maximum | Borrowing with an interest rate of 1.9% to 2.0%
Short-term borrowings
Interest rate (as a percent)	2.00%	2.00%